Mineral Properties, Plant and Equipment - Schedule of Mineral Properties, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Mineral Properties, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	$ 30,303
Change in reclamation and remediation provision	1,069	$ 368
Property, plant and equipment at end of period	38,990	30,303
Accumulated depreciation [Member]
Schedule of Mineral Properties, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	63,194	54,500
Sale of equipment		(34)
Write-down of plant and equipment	(224)
Depreciation and depletion	5,120	8,728
Property, plant and equipment at end of period	68,090	63,194
Cost [Member]
Schedule of Mineral Properties, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	93,497	91,298
Additions	12,738	1,929
Sale of equipment		(98)
Transfer to plant and equipment
Transfer to mineral properties
Write-down of plant and equipment	(224)
Property, plant and equipment at end of period	107,080	93,497
Land [Member]
Schedule of Mineral Properties, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	1,135
Change in reclamation and remediation provision
Property, plant and equipment at end of period	1,141	1,135
Land [Member] | Accumulated depreciation [Member]
Schedule of Mineral Properties, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period
Sale of equipment
Write-down of plant and equipment
Depreciation and depletion
Property, plant and equipment at end of period
Land [Member] | Cost [Member]
Schedule of Mineral Properties, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	1,135	1,135
Additions	6
Sale of equipment
Transfer to plant and equipment
Transfer to mineral properties
Write-down of plant and equipment
Property, plant and equipment at end of period	1,141	1,135
Construction in progress [Member]
Schedule of Mineral Properties, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	960
Change in reclamation and remediation provision
Property, plant and equipment at end of period	9,372	960
Construction in progress [Member] | Accumulated depreciation [Member]
Schedule of Mineral Properties, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period
Sale of equipment
Write-down of plant and equipment
Depreciation and depletion
Property, plant and equipment at end of period
Construction in progress [Member] | Cost [Member]
Schedule of Mineral Properties, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	960	3,840
Additions	12,732	1,841
Sale of equipment
Transfer to plant and equipment	(4,320)	(1,452)
Transfer to mineral properties		(3,269)
Write-down of plant and equipment
Property, plant and equipment at end of period	9,372	960
Mineral properties [Member]
Schedule of Mineral Properties, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	20,462
Change in reclamation and remediation provision
Property, plant and equipment at end of period	18,743	20,462
Mineral properties [Member] | Accumulated depreciation [Member]
Schedule of Mineral Properties, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	29,558	25,221
Sale of equipment
Write-down of plant and equipment
Depreciation and depletion	1,719	4,337
Property, plant and equipment at end of period	31,277	29,558
Mineral properties [Member] | Cost [Member]
Schedule of Mineral Properties, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	50,020	46,713
Additions		38
Sale of equipment
Transfer to plant and equipment
Transfer to mineral properties		3,269
Write-down of plant and equipment
Property, plant and equipment at end of period	50,020	50,020
Plant and equipment [Member]
Schedule of Mineral Properties, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	7,746
Change in reclamation and remediation provision	1,069	368
Property, plant and equipment at end of period	9,734	7,746
Plant and equipment [Member] | Accumulated depreciation [Member]
Schedule of Mineral Properties, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	33,636	29,279
Sale of equipment		(34)
Write-down of plant and equipment	(224)
Depreciation and depletion	3,401	4,391
Property, plant and equipment at end of period	36,813	33,636
Plant and equipment [Member] | Cost [Member]
Schedule of Mineral Properties, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	41,382	39,610
Additions		50
Sale of equipment		(98)
Transfer to plant and equipment	4,320	1,452
Transfer to mineral properties
Write-down of plant and equipment	(224)
Property, plant and equipment at end of period	$ 46,547	$ 41,382